    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 1999


                                                 File Nos. 33-75764 and 811-8380
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 10
                                       AND



                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 14
                            TOUCHSTONE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)


                        311 PIKE STREET, CINCINNATI, OHIO
                                      45202
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (513) 361-7900

                                 ANDREW S. JOSEF
                         INVESTORS BANK & TRUST COMPANY
                200 CLARENDON STREET, BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                   copies to:
       Mark Longenecker, Esq.
       Karen McLaughlin, Esq.
       Frost & Jacobs LLP                        Edward G. Harness, Jr.
       2500 East 5th Street                      Touchstone Securities, Inc.
       P.O. Box 5715                             311 Pike Street
       Cincinnati, Ohio 45201-5715               Cincinnati, Ohio 45202


It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Title of Securities Being Registered:  Shares of Beneficial Interest
================================================================================



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                                EXPLANATORY NOTE



     This Post-Effective Amendment to the Registration Statement on Form N-1A of Touchstone Series Trust (the "Trust")(File Nos. 33-75764 and 811-8380) is being filed pursuant to Rule 485(b) of the Securities Act of 1933 in order to electronically file certain exhibits to the Trust's Registration Statement. The prospectus and statement of additional information of the Trust have not changed and are incorporated by reference herein.

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                                    TRUST A

ITEM 23.   EXHIBITS:

           (a1)  Amended Declaration of Trust of the Trust.(1)

           (a2)  Amendment to Amended Declaration of Trust of the Trust.(3)


           (a3)  Amendment No. 5 to Amended Declaration of Trust of the
                 Trust.(8)


           (b)   Amended By-Laws of the Trust.(1)

           (c)   Inapplicable.

           (d1) Form of Amended Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. ("Touchstone").(7)

           (d2) Form of Investment Sub-Advisory Agreement between Touchstone and David L. Babson and Company with respect to Emerging Growth Fund.(7)

           (d3) Form of Investment Sub-Advisory Agreement between Touchstone and Westfield Capital Management Company with respect to Emerging Growth Fund.(7)

           (d4) Form of Investment Sub-Advisory Agreement between Touchstone BEA Associates with respect to International Equity Fund.(7)

           (d5) Form of Investment Sub-Advisory Agreement between Touchstone and Scudder Kemper Investments, Inc. with respect to Growth & Income Fund.(7)

           (d6) Form of Investment Sub-Advisory Agreement between Touchstone and Fort Washington Investment Advisors, Inc. with respect to Value Plus Fund.(7)

           (d7) Form of Investment Sub-Advisory Agreement between Touchstone and Alliance Capital Management, L.P. with respect to Income Opportunity Fund.(7)

           (d8) Form of Investment Sub-Advisory Agreement between Touchstone and OpCap Advisors with respect to Balanced Fund.(7)

           (d9) Form of Investment Sub-Advisory Agreement between Touchstone and Fort Washington Investment Advisors, Inc. with respect to Bond Fund.(7)

           (d10) Form of Investment Sub-Advisory Agreement between Touchstone and Fort Washington Investment Advisors, Inc., with respect to Touchstone Standby Income Fund.(7)


           (e1)  Amended and Restated Distribution Agreement for Class A.(8)



           (e2)  Distribution Agreement for Class C.(8)


           (f)   Inapplicable.

           (g1)  Custodian Agreement.(5)

           (g2)  Form of Amendment to the Custodian Agreement.(9)


           (h1)  Administration Agreement.(2)


           (h2)  Form of Amendment to the Administration Agreement.(9)


           (h3)  Transfer Agency Agreement.(5)

           (h4)  Sponsor Agreement.(5)


           (h5)  Form of Amendment to the Sponsor Agreement.(9)


           (h6)  Fund Accounting Agreement.(2)


           (h7)  Form of Amendment to the Fund Accounting Agreement.(9)


           (i1)  Opinion of counsel.(5)


           (i2)  Opinion of Bingham Dana LLP.(8)



           (j)   Consent of independent accountants.(8)


           (k)   Inapplicable.

           (l)   Investment letter of initial shareholders.(5)


           (m1) Class A Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").(8)



           (m2) Class C Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.(8)


           (n)   Financial Data Schedules.(6)

           (o)   Rule 18f-3 Multiclass Allocation Plan.(8)
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(1)     Incorporated herein by reference from post-effective amendment No. 2 to the Registration Statement as filed with the SEC on April 29, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 3 to the Registration Statement as filed with the SEC on February 28, 1997.

(3) Incorporated herein by reference from post-effective amendment No. 5 to the Registration Statement as filed with the SEC on February 13, 1998.

(4) Incorporated herein by reference from post-effective amendment No. 6 to the Registration Statement as filed with the SEC on April 28, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC on July 30, 1998.


(6) Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC on November 3, 1998.



(7) Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on December 31, 1998.



(8)     Filed herein.



(9)     To be filed by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST. Inapplicable.


ITEM 25. INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in wilful misfeasance, bad faith,



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gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 5.3 a "Disinterested Trustee" is one
(i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Touchstone Advisors, Inc. ("Touchstone Advisors") serves as investment advisor to each series of the Trust.

Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Advisors. Unless otherwise noted, the principal business address of these individuals is Touchstone Advisors, Inc., 311 Pike Street, Cincinnati, Ohio 45202. Unless otherwise specified, none of the officers and directors of Touchstone Advisors serve as officers and Trustees of the Trust.

                            POSITIONS AND OFFICES
                               WITH TOUCHSTONE            POSITION AND OFFICES
NAME                              ADVISORS                WITH THE REGISTRANT

James N. Clark*             Director                      none

Edward G. Harness, Jr.      Director, President           Chairman of the Board,
                            and Chief Executive           President and Chief
                            Officer                       Financial Officer

William F. Ledwin*          Director                      none

Donald J. Wuebbling*        Director, Secretary           none
                            and Chief Legal
                            Officer

James J. Vance*             Treasurer                     Treasurer

Edward S. Heenan*           Vice President and            Controller
                            Controller

Richard K. Taulbee*         Vice President                none

Patricia Wilson             Chief Compliance Officer      none

Robert F. Morand*           Assistant Secretary           none

Robert A. Dressman*         Assistant Treasurer           none

Timothy D. Speed*           Assistant Treasurer           none


*Principal business address is 400 Broadway, Cincinnati, Ohio 45202

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ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Touchstone Securities, Inc. ("Touchstone"), the distributor of the Shares of the Trust, also serves as principal underwriter for other investment companies.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone. Unless otherwise noted, the principal business address of these individuals is Touchstone Securities, Inc., 311 Pike Street, Cincinnati, Ohio 45202. Unless otherwise specified, none of the officers and directors of Touchstone serve as officers and Trustees of the Trust.


                             POSITIONS AND OFFICES
                               WITH TOUCHSTONE           POSITION AND OFFICES
NAME                              SECURITIES              WITH THE REGISTRANT
[S]                           [C]                        [C]

James N. Clark*               Director                   none

Edward G. Harness, Jr.        Director and Chief         Chairman of the Board,
                              Executive Officer          President and Chief
                                                         Executive Officer

Edward S. Heenan*             Controller                     Controller

William F. Ledwin*            Director                       none

Donald J. Wuebbling*          Director                       none

James J. Vance                Treasurer                      Treasurer

Richard K. Taulbee*           Vice President                 none

Carl A. Ramsey**              Vice President                 none

E. Duane Clay**               Vice President                 none

Patricia Wilson               Chief Compliance Officer       none

J. Thomas Lancaster*          Treasurer                      none

Robert F. Morand*             Secretary                      none


*    Principal business address is 400 Broadway, Cincinnati, Ohio 45202.
**   Principal Business address is 8901 Indian Hills Drive, Omaha, Nebraska
     68114.

(c)  Inapplicable.



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ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.


Touchstone Series Trust
311 Pike Street
Cincinnati, OH 45202


Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, OH 45202
(investment advisor)

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(administrator, custodian and fund accounting agent)

Touchstone Securities, Inc.
311 Pike Street
Cincinnati, OH 45202
(distributor)

ITEM 29. MANAGEMENT SERVICES.

        Not applicable.

ITEM 30.  UNDERTAKINGS.

        Inapplicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 8th day of January, 1999.





                                        TOUCHSTONE SERIES TRUST

                                        By: /S/ Andrew S. Josef
                                            ----------------------------------
                                            Andrew S. Josef, Secretary



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 8, 1999.



SIGNATURE                                      TITLE


/s/ EDWARD G. HARNESS, JR.                     Trustee, President, Chief
----------------------------------             Executive Officer and
Edward G. Harness, Jr.                         Chairman of the Board


/s/ WILLIAM J. WILLIAMS                        Trustee
----------------------------------
William J. Williams


/s/ Joseph S. Stern                            Trustee
----------------------------------
Joseph S. Stern, Jr.



                                               Trustee
----------------------------------
Phillip R. Cox



/s/ DAVID POLLAK                               Trustee
----------------------------------
David Pollak


/s/ ROBERT E. STAUTBERG                        Trustee
----------------------------------
Robert E. Stautberg


/s/ JAMES J. VANCE                             Treasurer (Principal Financial
----------------------------------             Officer and Principal Accounting
James J. Vance                                 Officer)

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION



      (a3)     Amendment No. 5 to Amended Declaration of Trust of the Trust.



      (e1)     Amended and Restated Distribution Agreement for Class A.



      (e2)     Distribution Agreement for Class C.



      (i2)     Opinion of Bingham Dana LLP.



      (j)      Consent of independent accountants.



      (m1) Class A Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").



      (m2) Class C Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.



      (o)      Rule 18f-3 Multiclass Allocation Plan.